Condensed Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,162)	$ (442)	$ (3,474)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation expense	25
Provision for credit losses	126
Right of use asset amortization expense	14	12	17
Issuance of Series B Preferred Stock for services			108
Changes in operating assets and liabilities:
Accounts receivable	(909)	(1,520)	(3,553)
Network financing receivable	53	(389)	(513)
Inventories	(23)	592	(1,450)
Prepaid expenses and other assets	107	15	(258)
Accounts payable	(719)	628	1,523
Accrued expenses and other current liabilities	66	(59)	40
Deferred revenue	910	(317)	4,335
Related party payables		(56)	(98)
Net investment in lease	37	11	(531)
Lease right-of-use lease liabilities payments	(14)	(11)	(17)
Net cash used in operating activities	(2,489)	(1,536)	(3,871)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired from reverse recapitalization with DeltaMax			250
Net cash provided by investing activities			250
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related party debt		1,000	2,495
Proceeds from SAFE issuance		1,000
Repayment of related party debt	(86)	(111)	(1,294)
Repayment of notes payable	(45)	(58)
Proceeds from payment of stock subscription receivable		30
Proceeds from issuance of Series B stock			2,378
Net cash provided by (used in) financing activities	(131)	1,861	3,579
NET CHANGE IN CASH	(2,620)	325	(42)
CASH, beginning of period	6,154	287	329
CASH, end of period	3,534	612	287
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash payments for income taxes			2
Cash payments for interest	$ 54	62	302
SUPPLEMENTAL NONCASH DISCLOSURE INVESTING AND FINANCING:
Lease liabilities arising from obtaining right-of-use asset		$ 25	72
Conversion of Series A Convertible Preferred Stock for common stock in conjunction with reverse recapitalization			5,118
Phantom stock liability conversion as part of reverse recapitalization			116
Repurchase of Series seed stock for issuance of note payable			$ 1,000